Related Party Transactions (FY) (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended		25 Months Ended
	Mar. 16, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Jun. 16, 2021
Related Party Transaction [Line Items]
Accounts receivable, net		$ 7,000	$ 11,158		$ 7,000		$ 17,438	$ 11,158	$ 17,438	$ 7,000
Related Party
Related Party Transaction [Line Items]
Interest rate											5.00%
Interest rate if defaulted		10.00%			10.00%					10.00%
Accounts receivable, net		$ 600	700		$ 600			700		$ 600
Investment income, interest		100		$ 100	100	$ 100		100
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net		400	400		400			400		400
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net	$ 1,100	200	300		200		1,100	300	1,100	200
Silver Spike Sponsor
Related Party Transaction [Line Items]
Term	12 months
Interest rate	5.00%
Interest rate if defaulted	10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses											$ 1,100	$ 1,100
Silver Spike Holdings
Related Party Transaction [Line Items]
Legal fees			400
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease							69
Sublease income, net								700	400
Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Income on the sublease										$ 69
Sublease income, net		$ 200		$ 200	$ 400	$ 400
Sublease Agreement | Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Rents receivable			$ 700					$ 700
Sublease Agreement | Related Party | Accounts Receivable
Related Party Transaction [Line Items]
Rents receivable							$ 100		$ 100